Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Statement of cash flows [abstract]
Net loss	$ (9,476,934)	$ (7,509,986)	$ (302,397)
Adjustments for non-cash items in net loss
Amortization of property and equipment	63,295	460,046	45,926
Amortization of intangible assets	31,373	18,762
Unrealized gain on changes in fair value of biological assets	(486,354)	(541,352)	(985,515)
Equity based compensation	113,227	1,049,595
Services paid in shares or membership units	322,985
Amortization of debt issuance costs	64,914		1,151
Change in fair value of derivative liability	(121,811)
Accretion expense	153,195	317,827	33,191
Finance charge expense		1,510,489
Loss on disposal of property and equipment	70,403	9,103
Transaction costs	3,453,790
Services settled by issuance of long-term debt		26,487
(Gain)/loss on recognition of derivative liability	(39,500)	57,500
Acquisition costs	126,202
Impairment of technology license	1,574,761
Bad debt expense	54,892
Effects of foreign exchange	153,003
Loss on debt settlement	4,509
Noncash Items In Net Loss	(3,938,050)	(4,601,529)	(1,207,644)
Changes in non-cash balances related to operations (Note 20)	511,214	2,251,172	511,136
Net cash used in operating activities	(3,426,836)	(2,350,357)	(696,508)
Investing Activities
Purchase of intangible assets	(996)	(44,363)	(39,373)
Purchase of property and equipment	(216,088)	(1,055,874)	(724,807)
Payment upon execution of Letter of Intent	(50,000)
Cash acquired upon close of Transaction	5,875
Net cash used in investing activities	(261,209)	(1,100,237)	(764,180)
Financing Activities
Members’ contributions		1,525,345
Subscription receivable		720,516
Option proceeds		500,000
Proceeds from long-term debt	100,000	2,649,253	1,931,755
Repayment of long-term debt	(250,145)	(578,250)	(17,868)
Proceeds of subscription receipts	2,514,377
Convertible debenture proceeds	1,105,126
Proceeds of finance lease
Payment of finance lease	(117,125)
Payment of equity and debenture issuance costs	(200,567)	(25,401)
Payment of debt issuance costs	(47,975)	(111,746)
Deferred Transaction costs	(167,363)	(855,679)
Net cash provided by financing activities	2,936,328	3,824,038	1,913,887
Change in cash	(751,717)	373,444	453,199
Cash - beginning of period	826,643	453,199
Cash - end of period	$ 74,926	$ 826,643	$ 453,199